UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06603
Performance Funds Trust
(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)
Citi Fund Services 3435 Stelzer Road Columbus, Ohio 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-737-3676
Date of fiscal year end: 05/31/08
Date of reporting period: 08/31/07

Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.
Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
August 31, 2007
(Unaudited)

Principal		Amortized
Amount	Security Description	Cost
U.S. Government Agency Securities—54.2%
Federal Farm Credit Bank—0.2%
$1,303,000	4.38%, 4/18/08	$1,297,906

		6,304,241

Federal Home Loan Bank—26.6%
31,826,000	5.15%†, 9/5/07	31,807,786
15,000,000	4.80%†, 9/14/07	14,973,973
25,000,000	4.89%†, 10/26/07	24,813,229
20,000,000	4.89%†, 11/7/07	19,818,020
10,000,000	5.00%, 11/14/07	9,995,946
30,000,000	4.79%†, 11/21/07	29,676,540
5,000,000	5.25%, 7/2/08	5,006,335
5,000,000	5.13%, 1/22/08	4,997,476
4,855,000	5.25%, 2/5/08	4,857,533

		140,940,503

Federal Home Loan Mortgage Corporation—3.5%
15,000,000	5.15%†, 9/7/07	14,987,125
3,500,000	5.00%, 12/27/07	3,497,302

		18,484,427

Federal National Mortgage Association—23.1%
20,000,000	5.12%†, 9/4/07	19,991,467
20,000,000	5.17%†, 9/13/07	19,965,533
14,288,000	5.00%†, 9/28/07	14,234,420
3,000,000	5.20%, 9/28/07	3,000,018
8,000,000	5.14%†, 10/5/07	7,961,166
12,000,000	4.93%†, 11/6/07	11,891,540
15,845,000	4.84%†, 11/27/07	15,659,628
5,000,000	4.90%, 11/28/07	4,995,985
5,000,000	3.13%, 12/15/07	4,970,491
20,000,000	4.75%, 2/1/08	19,955,900
		122,626,148

Total U.S. Government Agency Securities		288,355,319

Commercial Paper—27.5%
Beverages— 3.8%
15,000,000	Coca-Cola Company, 5.22%†, 9/4/07	14,993,475
5,000,000	Coca-Cola Company, 5.22%†, 9/5/07	4,997,100

		19,990,575

Consumer Goods & Services— 7.5%
20,000,000	Du Pont E.I. De Nemours Company, 5.21%†, 9/26/07	19,927,639
20,000,000	Procter & Gamble Company, 5.23%†, 9/21/07	19,941,889

		39,869,528

Energy— 4.1%
22,000,000	Chevron Corporation, 5.22%†, 9/7/07	21,980,860

Financial Services— 8.2%
22,500,000	General Electric Company, 5.24%†, 9/12/07	22,463,975
11,000,000	Merrill Lynch & Company, 5.26%†, 9/6/07	10,991,964
10,000,000	Wells Fargo & Company, 5.28%†, 9/27/07	9,961,867

		43,417,806

Health Care— 3.9%
21,000,000	Abbott Laboratories, 5.23%†, 9/10/07	20,972,542

Total Commercial Paper		146,231,311

Corporate Bonds—6.9%
Financial Services— 6.9%
1,950,000	Goldman Sachs Group, Inc., 4.13%, 1/15/08	1,939,335
8,882,000	Merrill Lynch & Company, 4.00%, 11/15/07	8,860,170
11,000,000	Morgan Stanley, 5.49%*, 1/18/08	11,006,328
5,000,000	National Rural Utilities, 6.20%, 2/1/08	5,016,382
10,000,000	Wells Fargo & Company, 5.38%*, 1/2/08	10,004,180

Total Corporate Bonds		36,826,395

Municipal Bond—1.2%
Mississippi— 1.2%
6,580,000	Mississippi Business Finance Corporation, 5.59%*, 4/1/21, (LOC Bank of America)	6,580,000

Total Municipal Bonds		6,580,000

Certificate of Deposit—1.9%
10,000,000	First Tennessess Bank, 5.50%, 9/26/07	10,000,000

Total Certificates of Deposit		10,000,000

Repurchase Agreement—8.5%
45,214,214	Bank of America Securities, 5.17%, 9/4/07, with a maturity value of $45,240,187 (fully collateralized by Federal National Mortgage Association notes with a maturity date of 03/27/2009 and a value of $46,118,498)	45,214,214

Total Repurchase Agreements		45,214,214

Total Investments (a)
(Cost $533,207,239) — 100.2%		533,207,239

Liabilities in excess of other assets — (0.2)%		(1,283,999)

NET ASSETS — 100.0%		$531,923,240

(a)	Cost and value for federal income tax and financial reporting are the same.

†	Rate represents the effective yield at August 31, 2007.

*	Variable or Floating Rate Security. Rate disclosed is as of August 31, 2007.

LOC	Letter of Credit

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
August 31, 2007
(Unaudited)

Shares/
Principal
Amount	Security Description	Value
U.S. Government Agency Securities—94.4%
Federal Home Loan Bank—47.6%
$2,000,000	4.75%, 3/14/08	$1,994,484
3,000,000	4.75%, 12/12/08	2,993,619
3,000,000	4.88%, 3/12/10	3,009,612
3,000,000	5.00%, 9/12/08	3,002,070
2,000,000	5.00%, 12/12/08	2,001,832
3,000,000	5.00%, 9/18/09	3,016,086
2,000,000	5.00%, 10/2/09	2,010,098
2,500,000	5.00%, 12/11/09	2,513,650
3,000,000	5.13%, 6/13/08	3,000,453
3,000,000	5.13%, 6/18/08	3,000,696
3,000,000	5.25%, 6/12/09	3,020,721
2,000,000	5.25%, 9/11/09	2,019,402

		31,582,723

Federal Home Loan Mortgage Corporation—12.7%
676,605	3.50%, 9/15/22, Series 2715 QB	673,283
343,548	4.00%, 5/15/22, Series 2693 JC	342,946
2,000,000	4.88%, 2/9/10	2,006,112
3,000,000	5.00%, 1/28/08	2,996,397
481,541	5.00%, 9/15/12, Series 2702 WA	480,857
2,000,000	5.13%, 4/18/08	1,998,794

		8,498,389

Federal National Mortgage Association—29.3%
2,830,000	3.60%, 3/3/09	2,779,570
4,500,000	4.00%, 1/26/09	4,448,952
4,000,000	4.20%, 6/8/09	3,961,768
2,000,000	4.63%, 12/15/09	1,995,912
1,200,000	4.63%, 6/1/10	1,194,583
2,000,000	5.10%, 2/22/08	1,998,142
2,000,000	5.38%, 8/15/09	2,024,312
1,000,000	5.50%, 7/9/10	1,006,020

		19,409,259

Government National Mortgage Association—4.8%
1,666,514	3.25%, 6/16/27, Series 2004-26 HD	1,634,741
1,534,770	3.47%, 4/20/34, Series 2004-22 BK	1,494,590

		3,129,331

Total U.S. Government Agency Securities		62,619,702

U.S. Treasury Notes—2.3%
1,500,000	4.50%, 2/15/09	1,505,859

Total U.S. Treasury Notes		1,505,859

Investment Company—2.4%
1,599,738	Performance Money Market Fund, Institutional Class 4.58%(a)(b)	1,599,738

Total Investment Companies		1,599,738

Total Investments(c)
(Cost $65,751,887) — 99.1%		65,725,299

Other assets in excess of liabilities — 0.9%		601,441

NET ASSETS — 100.0%		$66,326,740

(a)	Investment in affiliate.

(b)	Rate reflects the 7 day effective yield at August 31, 2007.

(c)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$181,407
Unrealized depreciation	(207,995)

Net unrealized depreciation	$(26,588)

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
August 31, 2007
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities—75.9%
$1,000,000	Federal Agricultural Mortgage Corporation, 5.93%, 6/4/08	$1,006,160
Federal Farm Credit Bank—5.8%
1,000,000	5.30%, 10/25/17	1,013,553
2,000,000	5.30%, 4/6/20	2,012,696
2,000,000	5.88%, 7/28/08	2,015,060

		5,041,309

Federal Home Loan Bank—8.1%
2,000,000	4.88%, 11/18/11	2,007,716
2,000,000	5.25%, 6/18/14	2,035,248
2,000,000	5.38%, 8/19/11	2,044,044
1,000,000	5.38%, 5/15/19	1,008,290

		7,095,298

Federal Home Loan Mortgage Corporation—17.8%
2,291,578	4.50%, 11/15/13, Series 2770 UH	2,279,845
2,000,000	4.50%, 2/15/15, Series 2658 PD	1,977,300
3,000,000	4.50%, 7/15/15, Series 2633 PC	2,965,830
2,000,000	5.00%, 4/15/34, Series 2780 TG	1,838,060
1,000,000	5.00%, 5/15/34, Series 2922 QE	952,860
2,000,000	5.00%, 2/15/36, Series 3113 QE	1,812,760
1,000,000	5.13%, 4/18/11	1,013,358
2,000,000	5.50%, 7/18/16	2,061,392
500,000	6.63%, 9/15/09	518,122

		15,419,527

Federal National Mortgage Association—18.7%
2,000,000	3.88%, 2/15/10	1,962,336
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	911,399
832,420	4.00%, 12/25/29, Series 2003-27 EC	804,396
1,500,000	4.50%, 10/15/08	1,499,732
3,000,000	4.50%, 5/25/15, Series 2003-54 TC	2,963,469
2,000,000	5.00%, 4/15/15	2,002,904
3,000,000	5.00%, 8/25/30, Series 2003-54 PE	2,961,243
1,000,000	5.05%, 2/7/11, Callable 08/07/06 @ 100.00	1,009,972
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	1,965,850
183,220	7.00%, 4/1/20, Pool #253299	190,916
64,166	7.50%, 9/1/29, Pool #252717	67,232

		16,339,449

Government National Mortgage Association—17.6%
95,647	4.00%, 4/16/28, Series 2003-34 PH	95,365
2,216,755	5.00%, 12/20/31, Series 2006-27 CB	2,162,377
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	3,413,624
3,000,000	5.50%, 4/20/30, Series 2003-86 QD	3,009,240
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	1,966,980
4,314,511	5.50%, 8/15/35, Pool #644568	4,239,749
127,276	7.00%, 10/15/29, Pool #510559	132,780
73,886	7.50%, 10/15/29, Pool #510534	77,470
181,029	8.00%, 2/15/30, Pool #529127	192,387
1,775	9.00%, 3/15/20, Pool #271741	1,912

		15,291,884

Tennessee Valley Authority—6.8%
3,500,000	6.00%, 3/15/13	3,708,799
2,000,000	7.14%, 5/23/12	2,195,240

		5,904,039
Total U.S. Government Agency Securities		66,097,666

U.S. Treasury Notes—9.4%

$2,000,000	4.38%, 12/15/10	2,011,094
2,000,000	4.75%, 5/15/14	2,045,312
2,000,000	4.88%, 7/31/11	2,045,938
2,000,000	5.13%, 5/15/16(a)	2,085,624

Total U.S. Treasury Notes		8,187,968

U.S. Treasury Strips—0.9%
2,000,000	U.S. Treasury Strips, 6.5%, 11/15/26	776,340

Total U.S. Treasury Strips		776,340

Corporate Bonds—12.2%
Aerospace/Defense— 0.6%
500,000	Rockwell International Corporation, 6.15%, 1/15/08	500,870

Beverages— 1.2%
1,000,000	Coca-Cola Enterprises, 7.13%, 9/30/09	1,039,160

Chemicals— 0.3%
250,000	Air Products & Chemicals, Inc., 6.24%, 1/13/10	257,530

Consumer Non-Durable— 0.3%
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	269,590

Electrical Components & Equipment— 1.2%
1,000,000	Emerson Electric Company, 7.13%, 8/15/10	1,058,930

Financial Services— 3.5%
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	562,944
250,000	Chase Manhattan Corporation, 6.50%, 1/15/09	254,335
500,000	CNA Financial Corporation, 6.60%, 12/15/08	505,015
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	703,560
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	549,580
500,000	John Deere Capital Corporation, 6.00%, 2/15/09	506,116

		3,081,550

Food Service— 2.4%
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,055,190

1,000,000	H.J Heinz Company, 6.00%, 3/15/08	1,001,273

		2,056,463
Railroads— 1.2%
1,000,000	Union Tank Car Company, 6.79%, 5/1/10	1,045,220

Telecommunications— 1.2%
500,000	AT&T Corporation, 6.00%, 3/15/09	505,266
250,000	Motorola, Inc., 6.50%, 3/1/08	251,825

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments (continued)
August 31, 2007
(Unaudited)

Shares/
Principal
Amount	Security Description	Value
Corporate Bonds — continued
Telecommunications — continued
$250,000	Southwestern Bell Telephone Company, 7.20%, 10/15/26, Callable 10/15/07 @102.83	$257,075

		1,014,166

Utilities— 0.3%
250,000	Northern States Power Company, 7.13%, 7/1/25	276,453

Total Corporate Bonds		10,599,932

Investment Company—0.9%
791,680	Performance Money Market Fund, Institutional Class 4.58%(b)(c)	791,680

Total Investment Companies		791,680

Total Investments(d)
(Cost $85,686,113) — 99.3%		86,453,586

Other assets in excess of liabilities — 0.7%		617,925

NET ASSETS — 100.0%		$87,071,511

(a)	A portion or all of the security was held on loan.

(b)	Investment in affiliate.

(c)	Rates reflect the 7 day effective yield at August 31, 2007.

(d)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,375,332
Unrealized depreciation	(607,859)

Net unrealized appreciation	$767,473

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
August 31, 2007
(Unaudited)

Shares	Security Description	Value
Common Stocks—97.9%
Aerospace/Defense— 6.9%
5,600	Boeing Company	$541,520
7,300	General Dynamics Corporation	573,488
3,000	Goodrich Corporation	189,480
8,900	Honeywell International, Inc.	499,735
6,500	Lockheed Martin Corporation	644,410
9,700	Raytheon Company	594,998
6,500	Rockwell Collins, Inc.	447,655
8,000	United Technologies Corporation	597,040

		4,088,326

Beverages— 2.5%
14,000	Coca-Cola Company	752,920
11,000	PepsiCo, Inc.	748,330

		1,501,250

Chemicals— 0.5%
16,000	Hercules, Inc.(a)	333,120

Construction— 2.9%
14,000	Allegheny Technologies, Inc.	1,391,460
9,700	American Standard Companies, Inc.	357,251

		1,748,711

Consumer Products— 2.0%
11,400	NIKE, Inc., Class B	642,276
31,700	Xerox Corporation(a)	543,021

		1,185,297

Diversified— 10.1%
6,000	Csx Corporation	246,000
7,300	Danaher Corporation	566,918
10,000	Emerson Electric Company	492,300
38,000	General Electric Company	1,477,060
5,700	Johnson Controls, Inc.	644,670
5,700	PACCAR, Inc.	487,635
2,000	Parker Hannifin Corporation	214,940
10,000	Textron, Inc.	583,400
14,600	Thermo Fisher Scientific, Inc.(a)	791,758
8,000	Waters Corporation(a)	492,560

		5,997,241

Electronics— 1.3%
19,000	EMC Corporation(a)	373,540
2,000	L-3 Communications Holdings, Inc.	197,020
4,000	NVIDIA Corporation(a)	204,640

		775,200

Energy— 12.0%
8,900	ChevronTexaco Corporation	781,064
7,100	ConocoPhillips	581,419
5,000	Edison International	263,550
49,500	Exxon Mobil Corporation	4,243,635
14,600	PPL Corporation	704,596
9,700	Sempra Energy	533,791

		7,108,055

Financial Services— 6.2%
9,700	Ameriprise Financial, Inc.	591,797
6,000	Fiserv, Inc.(a)	279,120
4,600	Franklin Resources, Inc.	606,142
7,000	Janus Capital Group, Inc.	186,130
8,900	Principal Financial Group, Inc.	493,861
4,000	T. Rowe Price Group, Inc.	205,280
4,100	The Goldman Sachs Group, Inc.	721,641
16,200	Wells Fargo & Company	591,948

		3,675,919

Gas— 2.0%
3,000	Air Products & Chemicals	270,030
12,000	Praxair, Inc.	907,920

		1,177,950

Health Care— 8.1%
8,100	Abbott Laboratories	420,471
10,500	Aetna, Inc.	534,555
8,100	Baxter International, Inc.	443,556
7,300	Becton, Dickinson & Company	561,662
7,000	C.R. Bard, Inc.	583,730
5,000	Express Scripts, Inc.(a)	273,750
14,800	Gilead Sciences, Inc.(a)	538,276
3,000	Medco Health Solutions, Inc.(a)	256,350
23,500	Merck & Company, Inc.	1,178,995

		4,791,345

Insurance— 4.7%
5,000	Aon Corporation	216,600
11,400	CIGNA Corporation	589,152
14,200	MetLife, Inc.	909,510
4,900	Prudential Financial, Inc.	439,922
5,000	Safeco Corporation	290,100
15,000	Unum Group	367,050

		2,812,334

Machinery— 1.8%
4,900	Deere & Company	666,694
5,000	Terex Corporation(a)	399,400

		1,066,094

Mining— 0.5%
3,220	Freeport-McMoRan Copper & Gold, Inc., Class B	281,493

Multimedia— 1.7%
16,200	The Walt Disney Company	544,320
24,000	Time Warner, Inc.	455,520

		999,840

Oil & Gas— 4.2%
24,400	Marathon Oil Corporation	1,314,916
4,000	Noble Corporation	196,240
6,000	Schlumberger, Ltd.	579,000
3,000	Smith International, Inc.	201,030
2,000	Transocean, Inc.(a)	210,180

		2,501,366

Pharmaceuticals— 0.6%
12,000	Schering-Plough Corporation	360,240

Retail— 7.0%
14,000	Big Lots, Inc.(a)	416,780
13,000	Coach, Inc.(a)	578,890
12,000	CVS Caremark Corporation	453,840
14,000	McDonald's Corporation	689,500
9,000	Nordstrom, Inc.	432,900
3,000	Polo Ralph Lauren Corporation	226,620
17,000	Safeway, Inc.	539,410
6,000	The Sherwin-Williams Company	414,060

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
August 31, 2007
(Unaudited)

Shares	Security Description	Value
Common Stocks — continued
Retail — continued
5,000	VF Corporation	$399,250

		4,151,250

Software— 8.1%
38,200	Hewlett-Packard Company	1,885,170
7,000	International Business Machines Corporation	816,830
44,600	Microsoft Corporation	1,281,358
40,600	Oracle Corporation(a)	823,368

		4,806,726

Technology— 4.6%
4,900	Apple, Inc.(a)	678,552
17,000	Applied Materials, Inc.	363,120
32,000	Intel Corporation	824,000
3,000	KLA-Tencor Corporation	172,410
5,000	Monsanto Company	348,700
7,000	NCR Corporation(a)	348,390

		2,735,172

Telecommunications— 6.2%
39,400	AT&T, Inc.	1,570,878
35,000	Cisco Systems, Inc.(a)	1,117,200
7,000	Embarq Corporation	436,940
13,000	Verizon Communications, Inc.	544,440

		3,669,458

Utilities— 4.0%
13,000	American Electric Power Company, Inc.	578,240
7,300	Constellation Energy Group, Inc.	605,462
10,600	FirstEnergy Corporation	651,264
12,100	PG&E Corporation	538,450

		2,373,416

Total Common Stocks		58,139,803

Investment Company—2.0%
1,165,632	Performance Money Market Fund, Institutional Class 4.58%(b)(c)	1,165,632

Total Investment Companies		1,165,632

Total Investments(d)
(Cost $47,356,018) — 99.9%		59,305,435

Other assets in excess of liabilities — 0.1%		29,952

NET ASSETS — 100.0%		$59,335,387

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at August 31, 2007.

(d)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$12,401,473
Unrealized depreciation	(452,056)

Net unrealized appreciation	$11,949,417

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
August 31, 2007
(Unaudited)

Shares	Security Description	Value
Common Stocks—91.8%
Aerospace/Defense— 0.4%
2,000	Sequa Corporation, Class A(a)	$328,300

Automotive— 1.8%
10,000	BorgWarner, Inc.	845,000
11,000	Lear Corporation(a)	321,530
6,000	Oshkosh Truck Corporation	347,340

		1,513,870

Capital Goods— 5.7%
26,000	Commercial Metals Company	751,140
12,000	Granite Construction, Inc.	653,280
18,000	Precision Castparts Corporation	2,345,580
24,000	Steel Dynamics, Inc.	1,041,120

		4,791,120

Chemicals— 5.5%
14,000	Airgas, Inc.	647,080
27,000	Albemarle Corporation	1,092,690
10,000	FMC Corporation	900,000
6,000	Lubrizol Corporation	381,480
36,000	Lyondell Chemical Company	1,668,960

		4,690,210

Commercial Services— 2.3%
21,000	Alliance Data Systems Corporation(a)	1,647,450
12,000	Gartner Group, Inc.(a)	265,320

		1,912,770

Construction— 2.6%
16,000	Jacobs Engineering Group, Inc.(a)	1,057,440
5,000	Martin Marietta Materials, Inc.	675,000
16,000	Quanta Services, Inc.(a)	452,320

		2,184,760

Consumer Goods & Services— 5.4%
10,000	Bob Evans Farms, Inc.	333,700
12,000	Ceridian Corporation(a)	411,000
12,000	Church & Dwight Company, Inc.	539,160
7,000	ITT Educational Services, Inc.(a)	768,600
12,000	Manpower, Inc.	843,120
15,000	Republic Services, Inc., Class A	466,350
28,000	Sotheby’s	1,211,840

		4,573,770

Consumer Products— 1.2%
13,000	Alberto-Culver Company	301,210
11,000	Hormel Foods Corporation	391,930
10,000	Tupperware Corporation	307,900

		1,001,040

Diversified— 4.2%
24,000	Harsco Corporation	1,335,600
23,000	Roper Industries, Inc.	1,455,670
5,000	Teleflex, Inc.	388,850
11,000	Trinity Industries, Inc.	413,270

		3,593,390

Electronics— 8.0%
23,000	AMETEK, Inc.	919,770
18,000	Arrow Electronics, Inc.(a)	755,280
22,000	Avnet, Inc.(a)	864,820
8,000	Energizer Holdings, Inc.(a)	847,440
37,000	MEMC Electronic Materials, Inc.(a)	2,272,540
10,000	Microchip Technology, Inc.	385,200
7,000	Thomas & Betts Corporation(a)	387,730
6,000	Varian, Inc.(a)	360,120

		6,792,900

Energy— 6.0%
11,000	Arch Coal, Inc.	324,390
18,000	Grant Prideco, Inc.(a)	995,400
8,000	Newfield Exploration Company(a)	347,920
25,000	Noble Energy, Inc.	1,501,750
23,000	ONEOK, Inc.	1,077,550
16,000	Questar Corporation	799,520

		5,046,530

Environmental Services & Equipment— 0.7%
12,000	Stericycle, Inc.(a)	598,800

Financial Services— 3.7%
16,000	A.G. Edwards, Inc.	1,337,280
10,000	Deluxe Corporation	380,200
22,000	Eaton Vance Corporation	844,580
13,000	Leucadia National Corporation	576,940

		3,139,000

Health Care— 4.9%
7,000	Apria Healthcare Group, Inc.(a)	186,410
16,000	Covance, Inc.(a)	1,173,120
8,000	DENTSPLY International, Inc.	315,040
17,000	Health Net, Inc.(a)	931,430
16,000	Henry Schein, Inc.(a)	931,040
6,000	Wellcare Health Plans, Inc.(a)	592,200

		4,129,240

Higher Education— 0.4%
10,000	DeVry, Inc.	345,300

Insurance— 1.5%
31,500	American Financial Group, Inc.	888,300
18,906	Fidelity National Financial, Inc., Class A	343,901

		1,232,201

Iron/Steel— 0.7%
11,000	Reliance Steel & Aluminum Company	582,670

Machinery— 2.1%
15,000	AGCO Corporation(a)	648,000
7,000	Flowserve Corporation	499,870
8,000	Joy Global, Inc.	347,120
4,000	Kennametal, Inc.	322,640

		1,817,630

Medical— 2.0%
6,000	Cephalon, Inc.(a)	450,300
10,000	Cytyc Corporation(a)	427,400
2,000	Intuitive Surgical, Inc.(a)	442,560
13,000	Steris Corporation	364,910

		1,685,170

Oil & Gas— 10.6%
18,000	Cameron International Corporation(a)	1,471,860
15,000	Equitable Resources, Inc.	737,850
20,000	FMC Technologies, Inc.(a)	1,894,000
34,000	MDU Resources Group, Inc.	919,700
10,000	Pride International, Inc.(a)	351,700
20,000	Smith International, Inc.	1,340,200
13,000	Southwestern Energy Company(a)	483,470
16,000	Superior Energy Sevices, Inc.(a)	621,120

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
August 31, 2007
(Unaudited)

Shares	Security Description	Value
Common Stocks — continued
Oil & Gas — continued
22,000	XTO Energy, Inc.	$1,195,920

		9,015,820

Packaging & Containers— 0.4%
10,000	Sonoco Products Company	360,200

Retail— 5.4%
10,500	Aeropostale, Inc.(a)	217,350
42,000	Carmax, Inc.(a)	951,720
41,000	Collective Brands, Inc.(a)	968,830
4,000	Dick's Sporting Goods, Inc.(a)	259,600
17,000	Dollar Tree Stores, Inc.(a)	738,650
21,000	GameStop Corporation(a)	1,052,940
7,000	Phillips-Van Heusen Corporation	407,610

		4,596,700

Software— 2.8%
19,000	Activision, Inc.(a)	370,310
10,000	DST Systems, Inc.(a)	764,600
25,000	Mcafee, Inc.(a)	893,750
11,000	Synopsys, Inc.(a)	300,520
		2,329,180
Technology— 3.4%
15,000	Cadence Design Systems, Inc.(a)	325,800
5,000	CDW Corporation(a)	430,350
9,000	Lam Research Corporation(a)	482,670
8,000	SPX Corporation	720,400
9,000	The Dun & Bradstreet Corporation	877,950

		2,837,170

Telecommunications— 4.8%
32,000	Amphenol Corporation, Class A	1,155,520
22,000	CommScope, Inc.(a)	1,245,200
20,000	Harris Corporation	1,216,600
7,000	Telephone and Data Systems, Inc.	453,250

		4,070,570

Textiles— 1.0%
10,000	Mohawk Industries, Inc.(a)	873,100

Transportation— 0.5%
10,000	Expeditors International of Washington, Inc.	441,700

Utilities— 3.8%
11,000	AGL Resources, Inc.	436,810
23,000	National Fuel Gas Company	1,019,820
34,000	Pepco Holdings, Inc.	947,920
26,000	Sierra Pacific Resources	398,320
10,000	Wisconsin Energy Corporation	443,100

		3,245,970

Total Common Stocks		77,729,081

Investment Companies—8.2%
42,000	iShares S&P MidCap 400 Value Index	3,675,840

3,262,820	Performance Money Market Fund, Institutional Class 4.58%(b)(c)	3,262,820

Total Investment Companies		6,938,660

Total Investments(d)
(Cost $66,056,684) — 100.0%		84,667,741

Other assets in excess of liabilities — 0.0%		6,574

NET ASSETS — 100.0%		$84,674,315

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at August 31, 2007.

(d)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$19,489,948
Unrealized depreciation	(878,891)

Net unrealized appreciation	$18,611,057

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
August 31, 2007
(Unaudited)

Shares	Security Description	Value
Common Stocks—97.4%
Aerospace/Defense— 4.1%
10,000	Boeing Company	$967,000
18,000	Goodrich Corporation	1,136,880

		2,103,880

Capital Goods— 2.6%
10,000	Precision Castparts Corporation	1,303,100

Construction— 5.2%
20,000	Jacobs Engineering Group, Inc.(a)	1,321,800
48,000	Quanta Services, Inc.(a)	1,356,960

		2,678,760

Consumer Goods & Services— 1.8%
21,000	Church & Dwight Company, Inc.	943,530

Diversified— 6.7%
21,000	Harsco Corporation	1,168,650
21,000	Thermo Fisher Scientific, Inc.(a)	1,138,830
18,000	Waters Corporation(a)	1,108,260

		3,415,740

Electronics— 11.2%
27,000	AMETEK, Inc.	1,079,730
57,000	EMC Corporation(a)	1,120,620
11,000	Energizer Holdings, Inc.(a)	1,165,230
18,000	MEMC Electronic Materials, Inc.(a)	1,105,560
24,000	NVIDIA Corporation(a)	1,227,840

		5,698,980

Energy— 3.3%
13,000	National-Oilwell Varco, Inc.(a)	1,664,000

Financial Services— 2.1%
8,000	Franklin Resources, Inc.	1,054,160

Health Care— 6.5%
20,000	Baxter International, Inc.	1,095,200

28,000	Gilead Sciences, Inc.(a)	1,018,360
14,000	Medco Health Solutions, Inc.(a)	1,196,300

		3,309,860

Insurance— 2.1%
21,000	CIGNA Corporation	1,085,280

Machinery— 6.6%
25,000	AGCO Corporation(a)	1,080,000
8,000	Deere & Company	1,088,480
15,000	Terex Corporation(a)	1,198,200

		3,366,680

Metal Fabricate/Hardware— 1.8%
19,000	Snap-on Incorporated	930,620

Oil & Gas— 13.7%
17,000	Cameron International Corporation(a)	1,390,090
20,000	Noble Corporation	981,200
13,000	Schlumberger, Ltd.	1,254,500
18,000	Smith International, Inc.	1,206,180
26,000	Superior Energy Sevices, Inc.(a)	1,009,320
11,000	Transocean, Inc.(a)	1,155,990

		6,997,280

Pharmaceuticals— 2.4%
41,000	Schering-Plough Corporation	1,230,820

Retail— 2.6%
26,000	GameStop Corporation(a)	1,303,640

Software— 2.4%
25,000	Hewlett-Packard Company	1,233,750

Technology— 8.6%
47,000	Applied Materials, Inc.	1,003,920
16,000	Monsanto Company	1,115,840
20,000	NCR Corporation(a)	995,400
14,000	SPX Corporation	1,260,700

		4,375,860

Telecommunications— 9.0%
34,000	Amphenol Corporation, Class A	1,227,740
30,000	AT&T, Inc.	1,196,100
19,000	CommScope, Inc.(a)	1,075,400
17,000	Telephone and Data Systems, Inc.	1,100,750

		4,599,990

Utilities— 4.7%
24,000	Allegheny Energy, Inc.(a)	1,238,640
14,000	Constellation Energy Group, Inc.	1,161,160
		2,399,800

Total Common Stocks		49,695,730

Investment Companies—2.6%
1,351,460	Performance Money Market Fund, Institutional Class 4.58%(b)(c)	1,351,460

Total Investment Companies		1,351,460

Total Investments(d)
(Cost $44,696,582) — 100.0%		51,047,190
Liabilities in excess of other assets — 0.0%		(23,775)

NET ASSETS — 100.0%		$51,023,415

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at August 31,2007.

(d)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$6,818,341
Unrealized depreciation	(467,733)

Net unrealized appreciation	$6,350,608

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
August 31, 2007
(Unaudited)

Shares	Security Description	Value
Common Stocks—90.1%
Business Equipment & Services— 1.5%
18,130	Pitney Bowes, Inc.	$809,867

Chemicals— 6.0%
18,640	Dow Chemical Company	794,623
18,830	Du Pont De Nemours E.I.	917,962
31,760	Lyondell Chemical Company	1,472,394

		3,184,979

Consumer Goods & Services— 6.6%
10,190	3M Company	927,188
12,960	Altria Group, Inc.	899,554
12,100	Kimberly-Clark Corporation	831,149
12,750	Procter & Gamble Company	832,702

		3,490,593

Consumer Products— 1.4%
23,468	Kraft Foods, Inc.	752,384

Diversified— 4.4%
27,700	Alcoa, Inc.	1,011,881
33,150	General Electric Company	1,288,541

		2,300,422

Energy— 17.9%
24,580	Chesapeake Energy Corporation	792,951
9,820	ChevronTexaco Corporation	861,803
15,220	ConocoPhillips	1,246,366
9,990	Diamond Offshore Drilling, Inc.	1,050,548
32,950	Enterprise Products Partners, LP	972,354
15,090	GlobalSantaFe Corporation	1,065,203
17,910	Kinder Morgan Energy Partners, LP	900,694
13,500	ONEOK, Inc.	632,475
36,490	Penn Virginia Resource Partners, LP	1,015,882
13,370	Valero Energy Corporation	915,979

		9,454,255

Financial Services— 14.4%
18,540	Bank of America Corporation	939,607
18,760	Citigroup, Inc.	879,469
13,900	Comerica, Inc.	775,342
32,590	Firstmerit Corporation	629,639
10,930	JPMorgan Chase & Company	486,604
25,910	KeyCorp	862,803
50,270	People’s United Financial, Inc.	888,773
24,300	San Juan Basin Royalty Trust	773,955
29,580	U.S. Bancorp	956,913
10,675	Washington Mutual, Inc.	391,986

		7,585,091

Health Care— 6.9%
17,770	Abbott Laboratories	922,441
36,950	Bristol-Myers Squibb Company	1,077,092
13,400	Johnson & Johnson	827,986

Shares/
Principal
Amount	Security Description	Value
Common Stocks — continued
Health Care — continued
32,670	Pfizer, Inc.	$811,523

		3,639,042

Insurance— 1.4%
13,920	Allstate Corporation	762,120

Machinery— 1.0%
11,780	Joy Global, Inc.	511,134

Oil & Gas— 1.4%
5,900	CNOOC Limited	725,110

Paper Products— 1.8%
16,840	Temple-Inland, Inc.	927,547

Railroads— 4.2%
13,470	Burlington Northern Santa Fe Corporation	1,093,090
10,280	Union Pacific Corporation	1,146,940

		2,240,030

Real Estate Investment Trusts— 6.4%
18,730	AMB Property Corporation	1,029,775
7,730	Boston Properties, Inc.	773,541
21,130	Health Care Property Investors, Inc.	642,775
22,470	Plum Creek Timber Company, Inc.	942,167

		3,388,258

Telecommunications— 3.8%
27,520	AT&T, Inc.	1,097,222
21,710	Verizon Communications, Inc.	909,215

		2,006,437

Utilities— 11.0%
11,210	Dominion Resources, Inc.	954,868
32,050	Duke Energy Corporation	587,797
26,770	Great Plains Energy, Inc.	758,662
37,800	NiSource, Inc.	712,152
29,630	OGE Energy Corporation	999,123
19,070	Progress Energy, Inc.	874,932
25,040	Southern Company	888,670

		5,776,204

Total Common Stocks		47,553,473

U.S. Government Agency Securities—3.6%
968,440	Federal Home Loan Mortgage Corporation, 5.50%, 2/1/37	945,843
943,318	Federal National Mortgage Association, 6.00%, 3/1/37	942,516

Total U.S. Government Agency Securities		1,888,359

Investment Companies—6.3%
74,190	John Hancock Bank and Thrift Opportunity Fund	626,906
1,925,904	Performance Money Market Fund, Institutional Class $4.58%(a)(b)	1,925,904

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments (continued)
August 31, 2007
(Unaudited)

Shares	Security Description	Value
Investment Companies — continued
51,890	Pimco Corporate Opportunity Fund	$755,000

Total Investment Companies		3,307,810

Total Investments(c)
(Cost $47,433,793) — 100.0%		52,749,642

Other assets in excess of liabilities — 0.0%		9,440

NET ASSETS — 100.0%		$52,759,082

(a)	Investment in affiliate.

(b)	Rate reflects the 7 day effective yield at August 31, 2007.

(c)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$6,474,025
Unrealized depreciation	(1,158,176)

Net unrealized appreciation	$5,315,849
LP Limited Partnership

Performance Funds Trust
The Performance Advisor Growth Portfolio
Schedule of Portfolio Investments
August 31, 2007
(Unaudited)

Shares	Security Description	Value
Investment Companies—98.1%(a)
20,885	Performance Intermediate Term Income Fund, Institutional Class	$210,315
42,954	Performance Large Cap Equity Fund, Institutional Class	506,856
40,771	Performance Leaders Equity Fund, Institutional Class	416,675
28,893	Performance Mid Cap Equity Fund, Institutional Class	413,753
28,189	Performance Money Market Fund, Institutional Class	28,189
172	Performance Short Term Government Income Fund, Institutional Class	1,682
34,230	Performance Strategic Dividend Fund, Institutional Class	408,711

Total Investment Companies		1,986,181

Total Investments(b)
(Cost $1,991,231) — 98.1%		1,986,181

Other assets in excess of liabilities — 1.9%		39,484

NET ASSETS — 100.0%		$2,025,665

(a)	Investment in affiliate.

(b)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$50,297
Unrealized depreciation	(55,347)

Net unrealized depreciation	$(5,050)

Performance Funds Trust
The Performance Advisor Moderate Portfolio
Schedule of Portfolio Investments
August 31, 2007
(Unaudited)

Shares	Security Description	Value
Investment Companies—99.9%(a)
51,655	Performance Intermediate Term Income Fund, Institutional Class	$520,166
46,303	Performance Large Cap Equity Fund, Institutional Class	546,370
34,253	Performance Leaders Equity Fund, Institutional Class	350,071
34,425	Performance Mid Cap Equity Fund, Institutional Class	492,965
113,894	Performance Money Market Fund, Institutional Class	113,894
53,293	Performance Short Term Government Income Fund, Institutional Class	520,669
72,370	Performance Strategic Dividend Fund, Institutional Class	864,096

Total Investment Companies		3,408,231

Total Investments(b)
(Cost $3,375,618) — 99.9%		3,408,231

Other assets in excess of liabilities — 0.1%		2,169

NET ASSETS — 100.0%		$3,410,400

(a)	Investment in affiliate.

(b)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$84,076
Unrealized depreciation	(51,463)

Net unrealized appreciation	$32,613

Performance Funds Trust
The Performance Advisor Conservative Portfolio
Schedule of Portfolio Investments
August 31, 2007
(Unaudited)

Shares	Security Description	Value
Investment Companies—100.0% (a)
58,510	Performance Intermediate Term Income Fund, Institutional Class	$589,196
15,241	Performance Large Cap Equity Fund, Institutional Class	179,847
19,216	Performance Mid Cap Equity Fund, Institutional Class	275,174
124,720	Performance Money Market Fund, Institutional Class	124,720
39,700	Performance Short Term Government Income Fund, Institutional Class	387,865
30,510	Performance Strategic Dividend Fund, Institutional Class	364,289

Total Investment Companies		1,921,091

Total Investments(b)
(Cost $1,891,657) — 100.0%		1,921,091

Liabilities in excess of other assets — 0.1%		(556)

NET ASSETS — 100.0%		$1,920,535

(a)	Investment in affiliate.

(b)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$48,023
Unrealized depreciation	(18,589)

Net unrealized appreciation	$29,434
For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Performance Funds Trust

By (Signature and Title)*	/s/ Duane A. Dewey, President

Date 10/29/07
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Duane A. Dewey, President

Date 10/29/07

By (Signature and Title)*	/s/ Christopher E. Sabato, Treasurer

Date 10/29/07

*	Print the name and title of each signing officer under his or her signature.